Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Repayment schedule [Abstract]
Corporate debt	$ 1,000,091	$ 1,023,071	$ 5,200	€ 5
Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	27,868
Between January and June 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	637
Between July and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	11,781
2022 [Member]
Repayment schedule [Abstract]
Corporate debt		27,881
2023 [Member]
Repayment schedule [Abstract]
Corporate debt		10,094
2024 [Member]
Repayment schedule [Abstract]
Corporate debt	11,992	1,895
2025 [Member]
Repayment schedule [Abstract]
Corporate debt	108,680	106,151
2026 [Member]
Repayment schedule [Abstract]
Corporate debt	301,132	327,081
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	538,002	549,969
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	9,400	8,204
2017 Credit Facility [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	2
2017 Credit Facility [Member] | Between January and June 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between July and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	9,398
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		5
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		8,199
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	8,947
Revolving Credit Facility [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Between January and June 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Between July and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	8,947
Revolving Credit Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	23,791	24,422
Commercial Paper [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	23,791
Commercial Paper [Member] | Between January and June 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Between July and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		24,422
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	300,809	327,440
2020 Green Private Placement [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	346
2020 Green Private Placement [Member] | Between January and June 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between July and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		359
2020 Green Private Placement [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	300,463	327,081
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	143,394	155,814
Note Issuance Facility 2020 [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between January and June 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between July and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2020 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2020 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	143,394	155,814
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	107,718	106,410
Green Exchangeable Notes [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	2,082
Green Exchangeable Notes [Member] | Between January and June 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Between July and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		2,121
Green Exchangeable Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Exchangeable Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	105,636	104,289
Green Exchangeable Notes [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	395,571	395,118
Green Senior Notes [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	963
Green Senior Notes [Member] | Between January and June 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Between July and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		963
Green Senior Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Senior Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	394,608	394,155
Other Bank Loans [Member]
Repayment schedule [Abstract]
Corporate debt	10,461	5,663
Other Bank Loans [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	683
Other Bank Loans [Member] | Between January and June 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	637
Other Bank Loans [Member] | Between July and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	2,383
Other Bank Loans [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		11
Other Bank Loans [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		1,895
Other Bank Loans [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	3,045	1,895
Other Bank Loans [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	3,044	1,862
Other Bank Loans [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	669	0
Other Bank Loans [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0	$ 0